Short-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2021
Short-term Bank Loans
Schedule of Short-term bank loans

The Company’s short-term bank loans consist of the following:

	June 30,	December 31,
	2021	2020
Loan payable to Bank of China Lishui Branch	$2,989,570	$2,958,690
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	2,323,500	2,606,100
Total	$5,313,070	$5,564,790